Bingham McCutchen LLP
                               One Federal Street
                           Boston, Massachusetts 02110


January 2, 2009


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:      Pioneer Variable Contracts Trust
         (File Nos. 33-84546 and 811-08786)



Ladies and Gentlemen:

         On behalf of Pioneer Variable Contracts Trust, a Delaware statutory trust (the "Trust"), we are hereby filing Post-Effective Amendment No. 45 to the registration statement for the Trust (the "Amendment") on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act").

         The Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act solely for the purpose of delaying, until January 19, 2009, the effectiveness of Post-Effective Amendment No. 44 to the registration statement for Class II shares of Pioneer Growth Opportunities VCT Portfolio, which was filed on November 7, 2008 pursuant to Rule 485(a) under the 1933 Act.

         Please call the undersigned at (617) 951-8760 with any comments or questions relating to the filing.



Sincerely,


/s/Toby R. Serkin
Toby R. Serkin